Exhibit 99.1

Name of	Check if Registered	Name of Originator	Total Assets in			Assets that Were			Assets that Were			Assets Pending Repurchase or
Issuing Entity			ABS by Originator			Subject of Demand			Repurchased or Replaced			Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of
					Principal			Principal			Principal			Principal			Principal			Principal			Principal
					Balance			Balance			Balance			Balance			Balance			Balance			Balance
2015-3		Citi	905	206,414,517.68	100.00%	1	337,618.92	0.16%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	1	337,618.92	0.16%
2015-5		Suntrust	387	136,633,410.70	100.00%	1	495,288.89	0.36%	1	495,288.89	0.36%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
2015-7(1)		Citi	807	42,355,222.53	100.00%	0	-	0.00%	2	18,847.26	0.04%	1	177,424.30	0.42%	0	-	0.00%	0	-	0.00%	0	-	0.00%
2015-8(2)		Altisource/ Truman/ Barclays	612	234,922,410.98	100.00%	0	-	0.00%	2	1,409,350.58	0.60%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
2016-1		Citi/ Barclays/ Freedom	1814	200,776,671.17	100.00%	0	-	0.00%	1	5,703.61	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
2016-6(3)		HUD	1481	301,542,495.74	100.00%	36	6,760,231.50	2.24%	36	6,952,873.39	2.31%	2	211,907.88	0.07%	0	-	0.00%	0	-	0.00%	0	-	0.00%
2016-7		Citi	334	66,856,240.05	100.00%	1	452,232.03	0.68%	0	-	0.00%	1	452,232.03	0.68%	0	-	0.00%	0	-	0.00%	0	-	0.00%
2016-8		Citizens	371	58,455,506.57	100.00%	1	322,572.04	0.55%	1	322,572.04	0.55%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			6711	1,247,956,475.42	100.00%	38	8,367,943.38	0.67%	43	9,204,635.77	0.74%	4	841,564.21	0.00%	0	-	0.00%	0	-	0.00%	1	337,618.92	0.03%

(1) Three requests for repurchases of Series 2015-7 loans were pending in the prior reporting period. Two repurchases were completed in this reporting period, while one remains pending.

(2) Two requests for repurchases of Series 2015-8 loans were pending in the prior reporting period. Both repurchases were completed in this reporting period.

(3) Two requests for repurchases of Series 2016-6 loans were pending in the prior reporting period and completed in this reporting period. 36 additional requests for repurchases of Series 2016-6 loans were made in this reporting period, of which 34 were completed and two are pending.